Note 18 - Financial Instruments With Off-Balance Sheet Risk (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Fixed Rate Loan Commitment Interest Rate	3.38%
Fixed Rate Loan Commitment Maturities	1 year
Maximum [Member]
Fixed Rate Loan Commitment Interest Rate	7.00%
Fixed Rate Loan Commitment Maturities	10 years